Fees Summary	Jun. 20, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,940,300.00
Previously Paid Amount	0.00
Total Fee Amount	603.26
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 603.26
Narrative - Max Aggregate Offering Price	$ 3,940,300.00
Final Prospectus	true